Plant, Equipment, and Mine Development, Net - Components of plant, equipment, and mine development, net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 88,070	$ 88,248		$ 85,256
Less, accumulated depreciation and amortization	(30,221)	(29,764)		(25,033)
Total	57,849	58,484		60,223
Leach pads
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	17,431	17,431		17,432
Process equipment
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 17,755	$ 17,735		16,065
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	10 years	10 years
Plant, equipment and mine development, gross	$ 9,280	$ 9,280		10,507
Mine equipment
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	6,026	6,224		5,961
Vehicles
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 1,454	$ 1,454		991
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Useful life	7 years	7 years
Plant, equipment and mine development, gross	$ 330	$ 330		322
Mine development
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross				756
Construction in progress and other
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 35,794	$ 35,794	$ 34,100	$ 33,222
Minimum | Process equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Minimum | Mine equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Minimum | Vehicles
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Maximum | Process equipment
Property, Plant and Equipment [Line Items]
Useful life	15 years	15 years
Maximum | Mine equipment
Property, Plant and Equipment [Line Items]
Useful life	7 years	7 years
Maximum | Vehicles
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years